Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Investment Securities [Line Items]
Other investment securities	¥ 556,161	¥ 554,715
Aggregate costs of cost-method investments, not estimated at the fair value	429,313	431,705
OTTI losses recognized on cost-method investments	1,044	14,242	¥ 1,821
Gross realized gains on sales of Available-for-sale securities	367,548	317,454	195,272
Gross realized losses on sales of Available-for-sale securities	63,031	52,904	53,628
Carrying value of Held-to-maturity securities transferred to Available-for-sale securities	14,142
Profit on the sale of Available-for-sale securities transferred from Held-to-maturity securities	669
Other-than-temporary impairment losses of investment securities included in Investment securities gains-net	33,823	37,153	5,919
Cumulative declines in fair value of the credit impaired debt securities	3,450	4,098
Credit loss components of impairment losses recognized in earnings	4,125	6,691	8,814	¥ 12,556
Other factors of impairment losses recognized in Accumulated OCI before taxes	¥ 675	2,593
Number of months that fair value of the investment has been below cost to be deemed as other-than-temporary	6 months
Percentage of decline in fair value of investment below cost set as an indicator for classifying investments as an other-than-temporary decline in fair value	20.00%
Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Asset-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Other Debt Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment losses of investment securities included in Investment securities gains-net	32,038	21,948
Debt Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment losses of investment securities included in Investment securities gains-net	741	963	3,513
Nonmarketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment losses of investment securities included in Investment securities gains-net	1,044	14,242	¥ 1,821
Fair Value Estimated by Commonly Accepted Valuation Techniques [Member]
Investment Securities [Line Items]
Cost-method investments	97,774	97,774
Test Performed to Determine Existence of Any Impairment Indicators [Member]
Investment Securities [Line Items]
Cost-method investments	432,095	432,252
Carried at Cost [Member]
Investment Securities [Line Items]
Other investment securities	529,869	530,026
Estimated Fair Value [Member]
Investment Securities [Line Items]
Other investment securities	¥ 26,292	¥ 24,689